CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 8,047,000	$ 11,595,706	$ 1,875,673
Restricted cash	2,400,000	6,079,531	3,585,261
Accounts receivable, net of allowance	6,485,000	10,180,000	2,664,174
Prepaid expenses and other current assets	2,017,000	2,551,612	2,193,449
Current assets held for sale	403,000	184,155	1,405,741
Total Current Assets	19,352,000	30,591,743	11,724,298
Property and equipment, net	8,296,000	5,524,990	2,441,288
Finance leases, net	20,107,000	4,108,277	2,710,899
Operating lease right-of-use assets	90,664,000	76,880,000	27,952,609
Deposits	11,909,000	12,506,275	5,702,089
Other assets	3,114,000	1,716,558	632,790
Total Assets	153,442,000	131,328,347	51,163,973
Current liabilities
Accounts payable	9,982,000	7,481,071	4,997,080
Accrued liabilities	17,159,000	17,465,320	9,458,629
Deferred revenue	3,888,000	9,895,583	3,200,664
Customer deposits	4,429,000	3,935,496	1,617,337
Current portion of notes payable		0	1,810,468
Current portion of long-term operating leases	13,323,000	13,650,119	6,445,915
Current portion of finance leases	2,284,000	599,228	335,527
Total current liabilities	51,065,000	53,026,000	27,865,620
Other liabilities
Note payable, net of unamortized debt issuance costs	29,389,000	29,174,794	5,081,294
Long-term operating leases	79,512,000	65,158,453	23,189,835
Long-term financial leases	17,964,000	3,292,000
Other liabilities	511,000	544,000	2,282,892
Total other liabilities	127,376,000	98,168,671	30,554,021
Total Liabilities	178,441,000	151,195,488	58,419,641
Commitments and Contingencies (Note 7)
Equity (Deficit)
Common Stock $.001 par value; 200,000,000 authorized; 60,603,681 and 58,925,871 issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	60,000	58,891	53,440
Additional paid-in capital	40,004,000	38,943,133	30,774,197
Retained deficit	(65,189,000)	(59,093,845)	(38,083,304)
Total Company's stockholders' deficit	(25,125,000)	(20,091,821)	(7,255,667)
Noncontrolling interest	126,000	224,680	0
Total stockholders' deficit	(24,999,000)	(19,867,141)	(7,255,667)
Total Liabilities and Deficit	$ 153,442,000	131,328,347	$ 51,163,973
Previously Reported
Current Assets
Accounts receivable, net of allowance		10,180,739
Operating lease right-of-use assets		76,880,504
Current liabilities
Total current liabilities		53,026,817
Other liabilities
Long-term financial leases		3,293,006
Other liabilities		$ 3,835,424